Deferred revenue	12 Months Ended
Dec. 31, 2024
Contract liabilities [abstract]
Deferred revenue	32. Deferred revenue

Significant accounting judgements and estimates
Upfront cash deposits received for streaming transactions have been accounted for as contract liabilities (deferred revenue) in the scope of IFRS 15. These contracts are not financial instruments because they will be satisfied through the delivery of non-financial items
(i.e. delivering of metal ounces) as part of the Group’s expected sale requirements, rather than cash or financial assets. It is the intention to satisfy the performance obligations under these streaming arrangements through the Group’s production, and revenue will be recognised over duration of the contracts as the Group satisfies its obligation to deliver metal ounces. Where these contracts are of a long-term nature and the Group received a portion of the consideration at the inception, these contracts contain a significant financing component under IFRS 15. In these instances, the Group therefore makes a critical estimate of the discount rate that should be applied to the contract liabilities over the life of contracts where applicable.
Inputs to the model to unwind the Wheaton International advance received to revenue
The advance received has been recognised on the statement of financial position as deferred revenue. The deferred revenue will be recognised as revenue in profit or loss based on the metal ounces/credits in relation to the expected total amount of metal credits to be delivered over the term of the arrangement.

Each period management estimates the cumulative amount of the deferred revenue obligation that has been satisfied and, therefore, recognised as revenue. Key inputs into the model are:
Key input	Estimate at year end	Further information
Estimated financing rate over life of arrangement	4.6% - 5.2%	Rate applied to discount the palladium and gold stream
Remaining life of stream	Approximately 83 years	The life of the stream is based on the approved life-of-mine for the US PGM operations, plus 50% of inferred resources, resulting in approximately 83 years of remaining life of the stream.
Palladium entitlement percentage	4.5%
The palladium entitlement percentage will be either 4.5%, 2.25% or 1% over the life of the mine, depending on whether or not the advance has been fully reduced, and a certain number of contractual ounces have been delivered (375,000 ounces for the first trigger drop down to 2.25%and 550,000 ounces for the second trigger drop down rate to 1%).

Gold entitlement percentage	100%	The gold entitlement percentage will be 100% over the life of the mine.
Monthly cash percentage	18%
The monthly cash payment to be received is 18%, 16%, 14% or 10% of the market price of the metal credit delivery to Wheaton International while the advance is not fully reduced. After the advance has been fully reduced, the cash percentage is
22%, 20%, 18% or 14%. The percentage applicable depends on the investment grade of the Group and its leverage ratio. As long as Sibanye-Stillwater’s current investment grade condition as stipulated in the contract remains, the monthly cash percentage decreases if the Group’s leverage ratio increases above 3.5:1. The balance of the ounces in the monthly delivery (i.e. 100%-18%= 82%) is then used to determine the utilisation of the deferred revenue balance.

Commodity prices	Five day simple average calculated the day before delivery	The value of each metal credit delivery is determined in terms of the contract.

Any changes to the above key inputs could significantly change the quantum of the cumulative revenue amount recognised in profit or loss. Any changes in the life-of-mine are accounted for prospectively as a cumulative catch-up in the year that the life-of-mine estimate above changes, or the inclusion of resources changes.
Accounting policy
Consideration received in advance is recognised as a contract liability (deferred revenue) under IFRS 15 as control has not yet transferred.
Where a significant financing component is identified as a result of the difference in the timing of advance consideration received and when control of the metal promised transfers, interest expenses on the deferred revenue balance are recognised in finance costs.
Where a contract has a period of a year or less between receiving advance consideration and when control of the metal promised transfers, the Group may elect on a contract-by-contract basis to apply the IFRS 15 practical expedient not to adjust for the effects of a significant financing component.

Wheaton Stream
In July 2018, the Group entered into a gold and palladium supply arrangement with Wheaton International in exchange for an upfront advance payment of R6,555 million (US$500 million) (Wheaton Stream). 100% of refined mined gold and currently 4.5% of refined mined palladium from the Stillwater operations will be delivered to Wheaton International over the life-of-mine of the US PGM operations. In addition to the advance payment, Wheaton International currently pays the Group 18% cash based on the value of gold and palladium deliveries each month. The arrangement has been accounted for as a contract in the scope of IFRS 15 whereby the advance payment has been recorded as deferred revenue. The revenue from the advance payment is recognised as the gold and palladium is allocated to the appropriate Wheaton International account. An interest cost, representing the significant financing component of the upfront deposit on the deferred revenue balance, is also recognised as part of finance costs. This finance cost increases the deferred revenue balance, ultimately resulting in revenue when the deferred revenue is recognised over the life-of-mine.
Gold prepay
On 21 August 2024, Sibanye-Stillwater, through its subsidiary SGL, concluded a gold prepayment arrangement whereby the Group received a cash prepayment of R1,793 million in exchange for delivery of 1,497 kilograms of gold in equal monthly tranches (1,851 ounces per month) from October 2024 to November 2026. The revenue from the prepayment will be recognised in equal parts on delivery of the gold.
The gold price delivered under the prepayment is hedged with a cap price of R1,736,000 per kilogram and a floor price of R1,350,000 per kilogram. Sibanye-Stillwater receives, and recognises, the difference between the floor price and the spot price (subject to a maximum of the cap price) on delivery of the gold.
Chrome prepay
On 1 December 2024, Sibanye-Stillwater, through its subsidiary SRPM, commenced a chrome prepayment arrangement whereby the
Group received a cash prepayment of US$50 million (R905 million) for delivery of chrome concentrate. The delivery will be made monthly of minimum 40,000 tonnes (up to a maximum of 70,000 tonnes) of chrome concentrate until the prepaid amount (including interest) is settled in full. The prepayment is amortised over an estimated period of six months in accordance with the chrome price per tonne stipulated in the agreement.
The following table summarises the changes in deferred revenue:

Figures in million - SA rand	Notes	2024	2023	2022
Balance at beginning of the year		6,632	6,420	6,360
Deferred revenue recognised on acquisition of subsidiary	16.1	120	198	—
Deferred revenue advance received[1]		3,307	935	24
Deferred revenue recognised during the period[2]		(1,768)	(1,252)	(290)
Interest charge	5.2	371	327	326
Foreign currency translation		(19)	4	—
Balance at the end of the year		8,643	6,632	6,420
Reconciliation of the deferred revenue transactions balance at year end:
Wheaton Stream		6,164	6,327	6,420
Gold prepay		1,626	—	—
Chrome prepay		733	—	—
Century deferred proceeds[3]		—	305	—
Reldan deferred proceeds[3]		120	—	—
Balance at the end of the year		8,643	6,632	6,420

Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue		8,643	6,632	6,420
Current portion of deferred revenue		(1,660)	(305)	(21)
Non-current portion of deferred revenue		6,983	6,327	6,399
1The amount received for the year ended 31 December 2024 relates to Century deferred proceeds, amounting to cash receipts of R366 million (2023: R935 million) and
Reldan deferred proceeds amounting R243 million. The amount received also includes the cash prepayments received in respect of the gold prepay and chrome prepay amounting to R1,793 million and R905 million, respectively. The amount received for 31 December 2022 relates to the toll treatment arrangement entered into by
Marikana, representing cash receipts of R24 million
2Revenue recognised during the year of R1,768 million relates to R455 million recognised on the Wheaton Stream (2023: R392 million, 2022: R198 million), R662 million(2023:
R860 million) recognised in respect of Century deferred proceeds, R245 million recognised in respect of Reldan deferred proceeds, R234 million recognised on the gold prepay and R172 million recognised on the chrome prepay. The remaining revenue recognised relates to R92 million recognised for the year ended 31 December 2022 on material received during 2021 with respect to the toll treatment arrangement entered into by Marikana during 2021
3The deferred proceeds relate to agreements with limited customers of Century and Reldan where proceeds for products are received in advance. Delivery of sold product to customers is made between one and two months after receipt of the proceeds